Expected Credit Losses (Details) - Schedule of Expense of Provisions Constituted for Credit Risk and Expected Credit Losses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Evaluation Group [Member]
Expense of provisions constituted
Expense of allowances established for credit risk	$ 350,244	$ 393,082	$ 207,457
Evaluation Individual [Member]
Expense of provisions constituted
Expense of allowances established for credit risk	(28,415)	25,334	(113,747)
Subtotal [Member]
Expense of provisions constituted
Total Expected Credit Losses	201,944	412,130	19,172
Expense of allowances established for credit risk	321,829	418,416	93,710
Expenses of provisions for contingent loans			(5,132)
Impairments for credit risk from financial assets at fair value through other comprehensive income	(2,754)	8,009	1,001
Loans and advances to Banks [Member] | Evaluation Group [Member]
Expense of provisions constituted
Allowances established
Allowances released
Subtotal
Loans and advances to Banks [Member] | Evaluation Individual [Member]
Expense of provisions constituted
Allowances established		1,792
Allowances released	(270)		(377)
Subtotal	(270)	1,792	(377)
Loans and advances to Banks [Member] | Subtotal [Member]
Expense of provisions constituted
Allowances established		1,792
Allowances released	(270)		(377)
Subtotal	(270)	1,792	(377)
Commercial loans [Member] | Evaluation Group [Member]
Expense of provisions constituted
Allowances established	65,734	67,256	50,433
Allowances released
Subtotal	65,734	67,256	50,433
Commercial loans [Member] | Evaluation Individual [Member]
Expense of provisions constituted
Allowances established		23,542
Allowances released	(28,145)		(113,370)
Subtotal	(28,145)	23,542	(113,370)
Commercial loans [Member] | Subtotal [Member]
Expense of provisions constituted
Allowances established	65,734	90,798	50,433
Allowances released	(28,145)		(113,370)
Subtotal	37,589	90,798	(62,937)
Residential Mortgage Loans [Member] | Evaluation Group [Member]
Expense of provisions constituted
Allowances established	(8,422)	22,706	15,046
Allowances released
Subtotal	(8,422)	22,706	15,046
Residential Mortgage Loans [Member] | Evaluation Individual [Member]
Expense of provisions constituted
Allowances established
Allowances released
Subtotal
Residential Mortgage Loans [Member] | Subtotal [Member]
Expense of provisions constituted
Allowances established	(8,422)	22,706	15,046
Allowances released
Subtotal	(8,422)	22,706	15,046
Consumer loans [Member] | Evaluation Group [Member]
Expense of provisions constituted
Allowances established	292,932	303,120	141,978
Allowances released
Subtotal	292,932	303,120	141,978
Consumer loans [Member] | Evaluation Individual [Member]
Expense of provisions constituted
Allowances established
Allowances released
Subtotal
Consumer loans [Member] | Subtotal [Member]
Expense of provisions constituted
Allowances established	292,932	303,120	141,978
Allowances released
Subtotal	292,932	303,120	141,978
Contingent loans [Member] | Subtotal [Member]
Expense of provisions constituted
Loans and advances to Banks
Commercial loans	(15,670)	30,645	3,784
Consumer loans	(38,205)	20,800	(8,916)
Subtotal [Member] | Subtotal [Member]
Expense of provisions constituted
Expenses of provisions for contingent loans	(53,875)	51,445
Recovery of written-off credits [Member] | Subtotal [Member]
Expense of provisions constituted
Subtotal	(63,256)	(65,740)	(70,407)
Loans and advances to Banks
Commercial loans	(19,660)	(26,554)	(15,480)
Residential mortgage loans	(11,716)	(10,481)	(7,922)
Consumer loans	$ (31,880)	$ (28,705)	$ (47,005)